Consolidated Statements of Cash Flows - CAD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Activities
Net Income (Loss) Attributable to Parent		$ (1,173,966)	$ (1,916,252)	$ (3,458,141)
Adjustments to reconcile profit (loss)
Adjustments for amortisation expense		0	180,469	526,243
Finance cost		144,488	5,144	0
Adjustments for share-based payments		130,219	86,420	372,137
Write down of intangible assets	[1]	0	313,514	946,173
Write down of inventories	[2]	180,432	0	0
Write down of equipment		0	0	45,114
Gain on debt settlement		(33,899)	(3,058)	(5,119)
Services paid/to be paid in shares		0	0	55,082
Changes in Non-Cash Working Capital Items
Adjustment for change in Accounts Receivable		3,546	0	0
Adjustment for change in Prepaid expenses and deposits		45,259	107,123	161,269
Adjustment for change in Inventories		(180,432)	0	0
Adjustment for change in Accounts payable and Accrued liabilities		(339,043)	364,306	(53,648)
Net cash used in operating activities		(1,223,396)	(862,334)	(1,410,890)
Net cash provided by (used in) operating activities of discontinued operations		0	175,927	(314,157)
Investing Activities
Intangible assets		0	0	(50,000)
Acquisition net of cash received		0	0	(100,000)
Net cash used in investing activities		0	0	(150,000)
Net cash used in investing activities of discontinued operations		0	0	(5,000)
Financing Activities
Proceeds from issuance of shares, net		626,000	637,070	780,836
Share subscriptions received		10,000	10,000	0
Proceeds from exercise of options		5,250	20,701	28,820
Proceeds from exercise of warrants		0	0	595,100
Share issuance costs		(25,242)	0	0
Loan proceeds		940,000	0	0
Change in Finance Costs		(30,000)	0	0
Lease payments		(13,696)	(52,007)	0
Net cash provided by financing activities		1,512,312	615,764	1,404,756
Increase (Decrease) in Cash		288,916	(70,643)	(475,291)
Cash and cash equivalents at beginning of period		13,799	84,442	559,733
Cash and cash equivalents at end of period		$ 302,715	$ 13,799	$ 84,442

[1]	Note 10.
[2]	Note 7.